Fair Value, Option, Instrument Specific Credit Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Credit Risk, Gains (Losses) on Assets	$ (103)	$ (112)	$ (4)
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Credit Risk, Gains (Losses) on Assets	(124)	(144)	(28)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Credit Risk, Gains (Losses) on Assets	$ 21	$ 32	$ 24